SEGMENT INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SEGMENT INFORMATION
NET SALES	$ 1,060.7	$ 1,046.8	$ 1,055.3	$ 1,037.9	$ 981.1	$ 921.3	$ 1,012.3	$ 986.6	$ 4,200.7	$ 3,901.3	$ 3,677.0
Long-Lived Assets	1,319.0				1,243.2				1,319.0	1,243.2	860.6
United States
SEGMENT INFORMATION
NET SALES									948.2	990.1	1,019.7
Long-Lived Assets	446.6				456.0				446.6	456.0	457.3
China / Hong Kong
SEGMENT INFORMATION
NET SALES									1,315.8	1,160.1	1,083.5
Long-Lived Assets	64.7				65.1				64.7	65.1	60.7
Mexico
SEGMENT INFORMATION
NET SALES									328.2	317.2	321.0
Long-Lived Assets	134.8				180.1				134.8	180.1	171.6
SINGAPORE
SEGMENT INFORMATION
NET SALES									28.0	22.5	20.8
Long-Lived Assets	245.9				104.9				245.9	104.9	1.3
Other
SEGMENT INFORMATION
NET SALES									1,580.5	1,411.4	1,232.0
Long-Lived Assets	$ 427.0				$ 437.1				$ 427.0	$ 437.1	$ 169.7